CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Common stock, issued shares	31,859,960	32,337,201
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	355,471	240,613
Common Stock [Member]
Common stock, outstanding shares	31,859,960	32,337,201